Related Party Transactions (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended							12 Months Ended		0 Months Ended	3 Months Ended	0 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Ameren Energy Resources Generating Company [Member]	Dec. 31, 2012 Ameren Energy Marketing Company [Member]	Dec. 31, 2012 Midwest Independent Transmission System Operator, Inc [Member]	May 28, 2012 Ameren Energy Generating Company [Member]	Dec. 31, 2012 Ameren Energy Generating Company [Member] Ameren Transmission Company of Illinois [Member]	Dec. 31, 2012 Ameren Illinois Company [Member] Ameren Energy Marketing Company [Member]	Mar. 14, 2013 Elgin, Gibson City and Grand Tower Energy Centers [Member] Ameren Energy Generating Company [Member]	Sep. 30, 2013 Elgin, Gibson City and Grand Tower Energy Centers [Member] Ameren Energy Generating Company [Member]	Mar. 14, 2013 New Ameren Energy Resources Company, LLC [Member]	Apr. 30, 2010 Period Two [Member] Ameren Energy Marketing Company [Member]	Apr. 30, 2009 Period Two [Member] Ameren Energy Marketing Company [Member]	May 31, 2010 Period Two [Member] Ameren Illinois Company [Member] Ameren Energy Marketing Company [Member] MWh	May 31, 2009 Period Two [Member] Ameren Illinois Company [Member] Ameren Energy Marketing Company [Member] MWh	Apr. 30, 2010 Period Three [Member] Ameren Energy Marketing Company [Member]	Apr. 30, 2009 Period Three [Member] Ameren Energy Marketing Company [Member]	May 31, 2011 Period Three [Member] Ameren Illinois Company [Member] Ameren Energy Marketing Company [Member] MWh	May 31, 2010 Period Three [Member] Ameren Illinois Company [Member] Ameren Energy Marketing Company [Member] MWh	Apr. 30, 2012 Period Four [Member] Ameren Energy Marketing Company [Member]	Apr. 30, 2010 Period Four [Member] Ameren Energy Marketing Company [Member]	May 31, 2011 Period Four [Member] Ameren Illinois Company [Member] Ameren Energy Marketing Company [Member] MWh	Feb. 29, 2012 Period Six [Member] Ameren Illinois Company [Member] Ameren Energy Marketing Company [Member] MWh	Feb. 29, 2012 Period Seven [Member] Ameren Illinois Company [Member] Ameren Energy Marketing Company [Member] MWh	Apr. 30, 2012 Period Five [Member] Ameren Energy Marketing Company [Member]	Feb. 29, 2012 Period Five [Member] Ameren Illinois Company [Member] Ameren Energy Marketing Company [Member] MWh	May 31, 2011 Period Five [Member] Ameren Illinois Company [Member] Ameren Energy Marketing Company [Member] MWh	Apr. 30, 2009 Period One [Member] Ameren Energy Marketing Company [Member]	May 31, 2009 Period One [Member] Ameren Illinois Company [Member] Ameren Energy Marketing Company [Member] MWh	Dec. 31, 2012 Guarantee Type, Other [Member]
Related Party Transaction [Line Items]
Disposal Group, Including Discontinued Operation, Buyer's Indemnification Guarantee Obligation, Period												24 months
Business Acquisition Put Option Agreement Amount							$ 100
Put Option Premium							2.5
Energy Supply Agreements Amount													1	9			2	8			1	3				4			4
Long-term Contract for Purchase of Electric Power, Related Party Contract, Fixed Power															924,000	89,000			1,747,200	296,000			1,840,800	3,504,000	1,317,600		3,942,000	650,000		80,000
Long-term Contract for Purchase of Electric Power, Related Party Contract, Fixed Power, Rate															33	48			37	40			42	32	34		30	42		48
Intercompany Payables									5
Financing Receivable, Significant Purchases									35
Related Party Transaction, Purchases of Financing Receivable, Discount (less than $1 million)									1
Related Party Transaction, Proceeds from Sale of Assets								2
Related Party Transaction, Gain (Loss) on Sales of Assets								2
Related Party Transaction, Guarantees Outstanding	354			100	189	50																									15
Proceeds from Sale of Property, Plant, and Equipment		3	7							100	37
Related Party Transaction, Guarantees, Maximum Exposure					25	32
Letters of Credit Outstanding, Amount	9
Disposal Group, Including Discontinued Operation, Obligation to Provide Credit Support, Period												24 months
Disposal Group, Including Discontinued Operation, Buyer's Indemnification Guarantee Obligation												$ 25